DoubleLine Floating Rate Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 85.8%

Aerospace & Defense - 1.8%
250,052	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/29/2027	216,295
591,293	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	565,013
317,900	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	303,771
948,899	Kestrel Bidco Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	913,913
450,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	469,604
370,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/20/2027	384,569
423,507	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/01/2024	420,331

					3,273,496

Automotive - 2.3%
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
650,904	(1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	624,216
76,600	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	73,460
605,000	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/28/2024	350,964
143,550	Dealer Tire LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/12/2025	142,951
382,163	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		06/29/2026	380,410
989,849	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.50%		03/20/2025	974,754
240,000	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		10/26/2027	240,600
494,518	Panther BF Aggregator LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		04/30/2026	493,796
942,322	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		02/05/2026	930,779

					4,211,930

Beverage and Tobacco - 0.3%
585,285	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	525,112

Building and Development (including Steel/Metals) - 1.9%
185,000	American Residential Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/15/2027	185,231
630,000	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/23/2027	632,126
210,000	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/23/2027	210,709
484,103	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50%	Þ	06/30/2027	484,103
235,756	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	236,395
461,151	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		02/12/2025	461,921
79,400	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		02/05/2027	79,499
351,818	LBM Acquisition LLC, Senior Secured First Lien Term Loan	4.50%	±	12/09/2027	352,258
78,182	LBM Borrower LLC, Senior Secured First Lien Term Loan	3.89%	±	12/18/2027	78,280
345,980	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/03/2025	342,845
513,418	Pisces Midco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		04/12/2025	513,580

					3,576,947

Business Equipment and Services - 9.7%
851,726	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		04/04/2024	844,210
413,857	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		07/10/2026	412,716
238,800	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/01/2027	238,800
478,800	Asplundh Tree Expert, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		09/07/2027	481,046
603,744	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	590,048
1,001,663	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.15%		10/30/2026	998,638
536,688	Clear Channel Outdoor Holdings Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.71%		08/21/2026	518,046
1,074,824	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	1,081,042
	EAB Global, Inc., Senior Secured First Lien Term Loan
2,239	(3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		11/15/2024	2,227
868,765	(6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		11/15/2024	864,152
815,515	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.75%		08/01/2024	733,225
815,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.99%		10/30/2026	817,241
1,002,221	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/01/2027	1,005,824
618,450	Illuminate Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		06/30/2027	619,610
785,509	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		11/21/2024	785,230
1,010,004	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/01/2025	1,001,167
496,538	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		09/21/2026	489,710
836,751	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		11/29/2024	824,397
250,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		12/01/2025	242,656
255,000	Packaging Coordinators Midco Inc, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/30/2027	255,638
208,950	Presidio Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		01/22/2027	209,048
	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan
257,963	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	259,939
165,595	(6 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	166,862
165,595	(9 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	166,862
331,190	(12 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	333,725
135,000	Sabre Global Inc., Senior Secured First Lien Term Loan	4.75%	±	12/17/2027	135,506
343,231	Sabre Global Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		02/22/2024	335,908
687,789	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		06/13/2025	684,639
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
48,882	(1 Month LIBOR USD + 2.50%)	2.65%		01/23/2025	46,234
117,739	(3 Month LIBOR USD + 2.50%)	2.65%		01/23/2025	111,362
814,202	Southern Graphics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		12/30/2022	604,545
666,268	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/02/2026	663,146
1,121,612	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		02/06/2026	1,124,259
	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan
186	(2 Week LIBOR USD + 0.00%, 1.00% Floor)	2.50%		02/28/2025	184
421	(2 Week LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	416
302,206	(3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	298,901
193,049	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.25%		05/29/2026	132,400

					18,079,559

Chemicals/Plastics - 3.6%
505,000	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		12/01/2027	508,219
394,813	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		03/17/2025	393,250
1,126,025	Diamond (BC) B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.21%		09/06/2024	1,112,423
590,000	Gemini HDPE LLC, Senior Secured First Lien Term Loan	3.50%	±	12/28/2027	587,788
584,489	Messer Industries LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.75%		03/02/2026	581,058
900,900	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		07/31/2026	898,648
1,064,742	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.23%		06/26/2025	1,065,008
55,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.73%		06/26/2026	54,954
850,606	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		10/01/2025	843,695
277,200	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		07/01/2026	275,294
364,155	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		10/28/2024	347,389

					6,667,726

Containers and Glass Products - 1.8%
424,272	Flex Acquisition Company Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.23%		06/30/2025	420,029
	Flex Acquisition Company Inc., Senior Secured First Lien Term Loan
38,856	(1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/29/2023	38,735
556,226	(3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/29/2023	554,487
538,814	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		08/04/2027	541,408
368,425	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	368,195
305,000	Reynolds Group Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/05/2026	303,246
321,298	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		02/06/2023	320,495
845,797	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/17/2024	836,874

					3,383,469

Cosmetics/Toiletries - 0.2%
460,000	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan	5.25%	±	12/17/2026	461,619

Electronics/Electric - 16.1%
1,142,943	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.98%		02/27/2025	1,133,656
514,549	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	505,331
175,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	176,187
492,456	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		09/19/2024	492,988
120,000	Austin BidCo Inc., Senior Secured First Lien Term Loan	5.00%	±	12/09/2027	119,550
890,942	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		06/16/2025	869,644
498,728	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/02/2025	497,673
369,059	Cambium Learning Group Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	4.72%		12/18/2025	367,767
1,022,654	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	4.00%		01/29/2027	1,006,353
240,000	CommerceHub Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/29/2027	240,300
463,838	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.50%		05/13/2027	464,997
658,675	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		04/22/2027	662,673
1,108,846	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		11/29/2024	1,070,037
516,100	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		10/16/2026	516,423
460,000	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/01/2027	460,672
445,000	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		12/16/2027	445,837
651,603	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	648,071
924,695	Flexera Software LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		02/26/2025	925,684
572,125	Go Daddy Operating Corporation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		08/10/2027	576,096
1,132,419	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		10/10/2025	1,127,040
592,074	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		07/01/2024	594,294
371,566	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	375,590
441,663	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/25/2027	438,869
445,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	444,722
355,000	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		08/31/2027	354,558
820,000	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	821,878
114,708	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%)	4.27%		03/06/2026	114,762
577,688	NCR Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		08/28/2026	570,709
1,010,295	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/26/2024	1,003,556
390,000	Redstone Buyer LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		09/01/2027	392,194
1,016,177	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/30/2025	1,001,249
452,725	RP Crown Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/02/2026	453,151
242,533	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		03/12/2027	242,837
1,003,583	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		08/01/2025	993,923
482,513	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		02/05/2024	462,457
1,023,344	Solera LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.75%)	2.90%		03/03/2023	1,017,240
1,000,000	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		10/07/2027	1,004,820
513,073	STG-Fairway Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		01/29/2027	506,180
1,238,775	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.73%		03/05/2027	1,229,794
753,113	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		06/30/2025	758,994
319,200	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%)	5.65%		06/30/2025	319,998
985,050	TIBCO Software Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		06/30/2026	969,348
110,000	TIBCO Software Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		03/03/2028	111,466
585,496	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		04/04/2025	589,729
458,837	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		05/04/2026	459,243
773,063	Ultimate Software Group, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		05/04/2026	778,288
85,000	Ultimate Software Group, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		05/03/2027	87,656
988,557	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/26/2027	986,704
585,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		10/10/2025	577,930

					29,969,118

Energy - 3.3%
1,169,601	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.74%		09/30/2024	1,168,139
1,242,205	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		05/21/2025	1,088,258
982,575	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		11/02/2026	982,885
368,366	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	281,142
73,516	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.15%		06/30/2025	49,439
696,086	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		05/22/2026	681,513
742,200	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/18/2025	707,796
474,597	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		03/11/2026	464,771
654,099	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		08/13/2026	656,552

					6,080,495

Environmental Control - 0.3%
258,473	GFL Environmental, Inc.	3.50%	±	05/30/2025	259,172
326,700	US Ecology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		11/02/2026	327,109

					586,281

Financial Intermediaries - 1.4%
1,056,578	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.15%		03/27/2026	1,039,409
1,165,692	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		07/21/2025	1,150,392
456,064	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.73%		07/01/2026	455,115

					2,644,916

Food Products - 2.1%
412,750	B&G Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		10/10/2026	413,118
1,005,803	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		03/31/2025	995,121
594,664	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 1.00% Floor)	7.25%		01/04/2022	588,063
696,500	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		01/29/2027	690,928
844,666	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.83%		05/23/2025	831,928
355,094	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/22/2025	353,613

					3,872,771

Food Service - 2.6%
422,864	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		11/19/2026	417,712
580,613	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/15/2027	574,899
979,157	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		07/21/2025	963,246
465,000	IRB Holding Corporation, Senior Secured First Lien Term Loan	4.25%	±	12/15/2027	466,381
565,029	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/05/2025	561,337
	TKC Holdings, Inc., Senior Secured First Lien Term Loan
2,311	(3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	2,274
877,072	(6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	862,819
980,998	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		07/31/2026	973,944

					4,822,612

Healthcare - 12.0%
689,581	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.94%		01/05/2026	684,410
834,601	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/22/2024	808,311
649,267	Aldevron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/13/2026	652,513
	Athenahealth, Inc., Senior Secured First Lien Term Loan
1,492	(1 Month LIBOR USD + 4.50%)	4.65%		02/11/2026	1,494
588,132	(1 Month LIBOR USD + 4.50%)	4.65%		02/11/2026	588,867
470,912	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		11/21/2024	472,188
260,000	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		11/08/2027	260,814
579,431	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.71%		07/24/2026	573,759
1,008,865	Bioscrip, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		08/06/2026	1,008,658
642,969	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		06/07/2023	640,458
938,411	DentalCorporationPerfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		06/06/2025	924,630
1,093,998	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		10/10/2025	917,460
590,000	Global Medical Response Inc., Senior Secured First Lien Term Loan	5.75%	±	10/02/2025	587,419
851,291	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	852,355
151,250	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/19/2027	152,952
644,002	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		08/31/2026	636,068
	MED ParentCo LP, Senior Secured First Lien Term Loan
48,622	(1 Month LIBOR USD + 4.25%)	4.40%		08/31/2026	48,023
112,874	(1 Month LIBOR USD + 4.25%)	4.40%		08/31/2026	111,483
963,921	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/07/2023	961,290
425,000	Ortho-Clinical Diagnostics Inc., Senior Secured First Lien Term Loan	3.48%	±	06/30/2025	419,528
971,572	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%		10/24/2025	956,999
1,126,330	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		09/27/2024	1,109,435
63,354	Pathway Vet Alliance LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		03/31/2027	63,425
775,626	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		03/31/2027	776,498
245,000	PointClickCare Technologies Inc., Senior Secured First Lien Term Loan	3.75%	±	12/29/2027	245,000
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
611,698	(1 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	603,033
524,469	(3 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	517,040
503,695	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		11/14/2025	503,350
595,000	Select Medical Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.25%)	2.53%		03/06/2025	591,653
835,254	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	839,605
1,038,297	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		06/27/2025	1,033,105
300,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.90%		06/26/2026	298,500
76,970	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan	5.00%	±	10/02/2027	76,777
558,030	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		10/01/2027	556,635
504,900	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	4.25%		10/01/2026	508,018
592,917	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	530,981
555,800	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/20/2026	555,453
845,211	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		08/27/2025	846,479
500,547	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		09/30/2026	502,529

					22,417,195

Hotels/Motels/Inns and Casinos - 1.8%
436,624	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		12/23/2024	429,422
423,938	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		07/21/2025	425,328
	Golden Nugget, Inc., Senior Secured First Lien Term Loan
504,513	(1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	488,727
595,213	(2 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	576,588
439,135	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		05/29/2026	435,343
356,529	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%		10/15/2025	352,876
695,290	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		08/14/2024	680,950

					3,389,234

Industrial Equipment - 3.0%
205,000	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/08/2027	205,275
407,820	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		03/31/2025	404,786
387,075	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/01/2027	382,478
284,463	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		04/01/2024	284,108
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
101,911	(3 Month LIBOR USD + 5.25%)	5.51%		09/30/2026	102,166
509,556	(6 Month LIBOR USD + 5.25%)	5.51%		09/30/2026	510,830
585,000	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		08/05/2024	579,881
656,561	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		03/07/2025	646,712
567,813	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/29/2026	567,103
1,002,488	Thyssenkrupp Elevator, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	4.57%		07/14/2027	1,011,435
918,196	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	3.27%		03/28/2025	897,903

					5,592,677

Insurance - 4.2%
422,870	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/16/2027	416,087
1,201,549	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/01/2025	1,192,537
1,014,550	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.39%		05/09/2025	999,651
869,164	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/12/2027	857,821
825,000	Asurion LLC, Senior Secured First Lien Term Loan	3.40%	±	12/23/2026	817,781
335,517	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		11/03/2023	332,650
803,032	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.65%		08/04/2025	810,862
484,012	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.69%		08/18/2025	482,802
90,293	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%	&	11/16/2027	90,632
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
847,969	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	851,148
66,738	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	66,989
174,563	Ryan Specialty Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		09/01/2027	174,563
785,831	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		12/31/2025	774,865

					7,868,388

Leisure - 4.1%
995,839	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		07/31/2024	985,049
835,000	Arches Buyer Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		12/06/2027	837,714
243,775	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor)	8.50%		06/30/2025	252,117
691,588	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.00%		09/18/2024	648,893
510,000	Formula One Management Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		02/01/2024	506,448
538,475	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/10/2022	526,360
364,609	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		03/24/2025	360,735
47,152	Motion Finco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.50%		11/12/2026	45,612
358,764	Motion Finco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%		11/12/2026	347,048
796,767	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		10/19/2026	794,711
326,410	Playtika Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/10/2024	329,026
531,034	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/12/2027	508,024
491,663	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		01/25/2024	436,351
1,017,515	UFC Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		04/29/2026	1,016,004

					7,594,092

Media - 5.5%
1,007,832	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		07/12/2024	1,005,060
704,038	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	677,235
638,625	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.41%		01/15/2026	630,642
140,158	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.66%		04/15/2027	139,282
108,625	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		08/24/2026	96,676
1,041,214	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		05/01/2026	1,032,426
829,926	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	819,813
623,113	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		01/02/2026	619,997
444,564	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		09/18/2026	442,566
1,207,281	Numericable U.S. LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.24%		08/14/2026	1,205,145
890,000	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		09/25/2026	892,639
222,556	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		02/26/2021	208,090
901,637	RentPath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%, 1.00% Floor)	7.00%	Ω	12/17/2021	405,737
666,563	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		09/30/2026	661,147
856,350	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/17/2026	859,163
350,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan	3.40%	±	01/31/2029	350,483
170,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.66%		04/28/2028	169,256

					10,215,357

Pharmaceuticals - 1.0%
779,730	Catalent Pharma Solutions Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		05/18/2026	781,679
540,630	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		07/30/2027	536,632
619,765	Grifols Worldwide Operations USA Inc., Senior Secured First Lien Term Loan (1 Week LIBOR USD + 2.00%)	2.10%		11/15/2027	615,408

					1,933,719

Retailers (other than Food/Drug) - 1.7%
714,462	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		09/25/2024	717,909
370,000	CNT Holdings I Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/08/2027	370,954
680,000	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		10/19/2027	681,237
263,531	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	255,077
892,293	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/14/2026	872,774
358,354	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.21%		04/16/2026	348,091

					3,246,042

Telecommunications - 3.0%
561,229	Avaya Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		12/15/2027	562,396
335,000	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/30/2027	334,844
297,750	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	299,478
154,613	Consolidated Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/04/2027	155,605
240,000	Frontier Communications Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/08/2021	241,801
612,152	GTT Communications, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.97%		06/02/2025	483,398
	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan
164,728	(3 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	168,517
54,909	(6 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	56,172
1,460,699	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%		11/27/2023	1,485,217
552,947	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/28/2025	504,003
690,715	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	650,139
583,467	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		03/09/2027	581,227

					5,522,797

Transportation - 0.4%
758,342	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		12/06/2024	761,421

Utilities - 1.7%
290,000	Astoria Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/10/2027	288,731
138,250	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		08/12/2026	136,632
417,879	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		04/06/2026	414,396
841,625	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/20/2024	821,215
365,000	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		12/11/2027	365,547
537,300	Pacific Gas and Electric Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		06/23/2025	544,554
515,621	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/08/2023	517,985

					3,089,060

Total Bank Loans (Cost $159,787,557)					159,786,033

US Corporate Bonds - 8.2%

Aerospace & Defense - 0.9%
460,000	Mileage Plus Holdings LLC	6.50%	^	06/20/2027	495,363
1,000,000	TransDigm, Inc.	8.00%	^	12/15/2025	1,107,590

					1,602,953

Automotive - 0.4%
700,000	Panther BF Aggregator LP	6.25%	^	05/15/2026	751,625

Commercial Services - 0.4%
725,000	Allied Universal Holding Company	6.63%	^	07/15/2026	773,974

Food Products - 0.6%
1,080,000	US Foods, Inc.	6.25%	^	04/15/2025	1,155,692

Healthcare - 0.7%
350,000	Ortho-Clinical Diagnostics Inc.	7.25%	^	02/01/2028	369,906
820,000	RP Escrow Issuer LLC	5.25%	^	12/15/2025	858,680

					1,228,586

Hotels/Motels/Inns and Casinos - 0.3%
400,000	Eldorado Resorts, Inc.	6.25%	^	07/01/2025	426,502
75,000	Hilton Domestic Operating Company, Inc.	5.38%	^	05/01/2025	79,762

					506,264

Industrial Equipment - 0.4%
750,000	PowerTeam Services LLC	9.03%	^	12/04/2025	836,333

Insurance - 0.4%
700,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	727,695

Leisure - 0.5%
140,000	Carnival Corporation	11.50%	^	04/01/2023	162,088
195,000	Live Nation Entertainment, Inc.	6.50%	^	05/15/2027	218,361
500,000	Six Flags Theme Parks, Inc.	7.00%	^	07/01/2025	540,938

					921,387

Media - 0.8%
660,000	iHeartCommunications, Inc.	4.75%	^	01/15/2028	680,916
750,000	Univision Communications, Inc.	6.63%	^	06/01/2027	806,831

					1,487,747

Mining - 0.4%
540,000	Arconic Corporation	6.00%	^	05/15/2025	577,462
190,000	Arconic Corporation	6.13%	^	02/15/2028	205,200

					782,662

Technology - 1.7%
670,000	Avaya, Inc.	6.13%	^	09/15/2028	716,990
360,000	BY Crown Parent LLC	4.25%	^	01/31/2026	369,450
1,500,000	Financial & Risk US Holdings, Inc.	6.25%	^	05/15/2026	1,604,063
470,000	Tempo Acquisition LLC	6.75%	^	06/01/2025	486,356

					3,176,859

Telecommunications - 0.7%
750,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	782,336
430,000	Front Range BidCo, Inc.	4.00%	^	03/01/2027	431,636

					1,213,972

Total US Corporate Bonds (Cost $14,375,122)					15,165,749

Foreign Corporate Bonds - 0.4%

Retailers (other than Food/Drug) - 0.4%
700,000	eG Global Finance PLC	6.75%	^	02/07/2025	722,050

Total Foreign Corporate Bonds (Cost $700,000)					722,050

Common Stocks - 0.6%
57,721	Foresight Equity * Þ				1,010,703
32,259	McDermott International Ltd. *				26,130

Total Common Stocks (Cost $948,562)					1,036,833

Short Term Investments - 5.8%
3,617,446	First American Government Obligations Fund - Class U	0.04%	◆		3,617,446
3,617,447	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	◆		3,617,447
3,617,447	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	◆		3,617,447

Total Short Term Investments (Cost $10,852,340)					10,852,340

Total Investments - 100.8% (Cost $186,663,581)					187,563,005
Liabilities in Excess of Other Assets - (0.8)%					(1,413,173)

NET ASSETS - 100.0%					$186,149,832

Þ	Value determined using significant unobservable inputs.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

◆	Seven-day yield as of December 31, 2020

*	Non-income producing security

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2020.

&	Unfunded or partially unfunded loan commitment. At December 31, 2020, the value of these securities amounted to $90,632 or 0.0% of net assets.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	85.8%
US Corporate Bonds	8.2%
Short Term Investments	5.8%
Common Stocks	0.6%
Foreign Corporate Bonds	0.4%
Other Assets and Liabilities	(0.8)%

100.0%

Notes to Schedule of Investments December 31, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$2,216,597,323	$526,283,484	$27,388,194	$4,935,513	$234,862,030	$10,852,340

Affiliated Mutual Funds	6,949,998	1,191,344,598	—	7,390,254	49,850,000	—

Exchange Traded Funds and Common Stocks	—	2,261,105	589,524	567,948	230,468	26,130

Total Level 1	2,223,547,321	1,719,889,187	27,977,718	12,893,715	284,942,498	10,878,470

Level 2

US Government and Agency Mortgage Backed Obligations	26,559,193,023	2,294,386,058	—	5,906,205	584,072,299	—

Non-Agency Residential Collateralized Mortgage Obligations	13,358,221,396	1,167,062,542	—	4,666,662	1,127,692,637	—

Non-Agency Commercial Mortgage Backed Obligations	4,501,551,832	926,554,504	—	—	1,030,915,556	—

Asset Backed Obligations	2,199,228,013	307,577,646	—	—	545,852,075	—

US Government and Agency Obligations	1,995,233,779	2,092,436,634	—	—	511,849,973	—

Collateralized Loan Obligations	1,531,233,026	340,370,490	—	—	980,625,025	—

Repurchase Agreements	272,025,000	—	—	—	—	—

Bank Loans	38,000,000	430,123,212	—	—	164,919,465	159,301,930

US Corporate Bonds	—	1,670,464,854	—	—	286,648,628	15,165,749

Foreign Corporate Bonds	—	992,143,048	646,551,876	—	887,607,319	722,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	125,162,429	136,906,854	—	121,550,888	—

Other Short Term Investments	—	29,744,716	—	3,198,716	—	—

Municipal Bonds	—	11,534,282	—	—	—	—

Total Level 2	50,454,686,069	10,387,560,415	783,458,730	13,771,583	6,241,733,865	175,189,729

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	338,176,540	37,246,855	—	868,562	—	—

Collateralized Loan Obligations	367,810	—	—	103,881	—	—

Common Stocks	—	1,354,387	—	—	—	1,010,703

Bank Loans	—	623,174	—	—	—	484,103

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	338,544,350	39,275,418	82,503	972,443	—	1,494,806

Total	$53,016,777,740	$12,146,725,020	$811,518,951	$27,637,741	$6,526,676,363	$187,563,005

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$167,702	$—	$—

Total Level 1	—	—	—	167,702	—	—

Level 2

Excess Return Swaps	—	—	—	1,112,840	—	—

Total Level 2	—	—	—	1,112,840	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,280,542	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$479,574,345	$13,652,883	$25,344,060	$5,047,587	$4,720,329	$29,477,862

Affiliated Mutual Funds	199,949,999	49,704,525	—	—	—	—

Common Stocks	31,980	438,813	54,821	—	—	—

Total Level 1	679,556,324	63,796,221	25,398,881	5,047,587	4,720,329	29,477,862

Level 2

US Government and Agency Obligations	1,355,739,638	—	—	15,807,902	—	240,658,417

Non-Agency Residential Collateralized Mortgage Obligations	995,550,689	232,091,221	—	—	—	—

Collateralized Loan Obligations	942,473,923	226,630,666	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	899,885,506	159,679,040	—	—	—	—

Foreign Corporate Bonds	610,528,443	123,245,133	187,521,106	—	—	—

US Government and Agency Mortgage Backed Obligations	550,075,127	33,988,341	—	66,976,954	—	—

Asset Backed Obligations	494,540,454	65,467,335	—	—	—	—

Bank Loans	307,789,613	68,657,804	—	—	—	—

US Corporate Bonds	297,122,303	90,064,010	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	72,777,471	17,797,394	51,670,031	—	—	575,873,045

Repurchase Agreements	30,225,000	—	—	—	—	—

Other Short Term Investments	—	—	—	—	125,956,477	1,209,634

Total Level 2	6,556,708,167	1,017,620,944	239,191,137	82,784,856	125,956,477	817,741,096

Level 3

Non-Agency Commercial Mortgage Backed Obligations	6,606,678	1,253,323	—	—	—	—

Common Stocks	1,029,415	297,527	—	—	—	—

Bank Loans	493,066	136,617	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	22,126,717	—	—	—	—

Asset Backed Obligations	—	11,514,169	—	—	—	—

Collateralized Loan Obligations	—	1,208,465	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	8,130,657	36,538,318	4,494	—	—	—

Total	$7,244,395,148	$1,117,955,483	$264,594,512	$87,832,443	$130,676,806	$847,218,958

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(467,788)	$—	$—

Total Level 1	—	—	—	(467,788)	—	—

Level 2

Excess Return Swaps	1,226,415,228	—	—	—	7,861,164	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	1,226,415,228	—	—	—	7,861,164	—

Level 3	—	—	—	—	—	—

Total	$1,226,415,228	$—	$—	$(467,788)	$7,861,164	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$26,661,510	$445,251	$3,993,701	$3,930,378	$123,357	$7,902,013

Affiliated Mutual Funds	—	—	1,842,000	—	—	—

Total Level 1	26,661,510	445,251	5,835,701	3,930,378	123,357	7,902,013

Level 2

US Corporate Bonds	270,336,752	90,195,450	2,346,779	7,312,889	—	—

Asset Backed Obligations	225,655,901	—	929,589	6,896,450	—	3,288,599

Foreign Corporate Bonds	69,948,706	59,185,574	2,166,756	7,818,351	894,056	—

Bank Loans	6,000,000	—	—	5,531,867	—	—

Commercial Paper	—	73,310,036	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	9,000,373	2,719,410	8,165,737	—	7,934,360

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,609,643	21,765,707	—	23,194,936

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,256,519	15,262,229	—	21,693,116

Collateralized Loan Obligations	—	—	5,235,545	15,923,625	—	12,368,455

US Government and Agency Obligations	—	—	4,332,365	22,429,345	—	4,272,621

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	507,530	1,524,791	8,936,752	—

Total Level 2	571,941,359	231,691,433	29,104,136	112,630,991	9,830,808	72,752,087

Level 3

Foreign Corporate Bonds	2,692,227	—	—	—	—	—

Asset Backed Obligations	—	—	—	—	—	5,007,529

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	982,061

Total Level 3	2,692,227	—	—	—	—	5,989,590

Total	$601,295,096	$232,136,684	$34,939,837	$116,561,369	$9,954,165	$86,643,690

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	4,273,153	(148,740)	—	—

Forward Currency Exchange Contracts	—	—	3,261,870	—	—	—

Total Level 2	—	—	7,535,023	(148,740)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$7,535,023	$(148,740)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 13/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(19,473)	$(8,315)	$-	$-	$-	$-	$868,562	$(19,473)
Collateralized Loan Obligations	72,621	-	31,260	-	-	-	-	-	103,881	31,260

Total	$968,971	$-	$11,787	$(8,315)	$-	$-	$-	$-	$972,443	$11,787

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,562	Market Comparables	Market Quotes	$95.45	($95.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$103,881	Market Comparables	Market Quotes	$10.39	($10.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(24,780)	$1,548,983	$30,429	$54,723	$(641)	$-	$-	$22,126,717	$1,553,271
Asset Backed Obligations	-	-	(605,156)	-	3,565,000	-	8,554,325	-	11,514,169	-
Non-Agency Commercial Mortgage Backed Obgligations	444,116	(889,765)	676,374	-	-	(230,725)	1,253,323	-	1,253,323	-
Collateralized Loan Obligations	180,404	-	(140,837)	1,438	11,539	-	1,155,921	-	1,208,465	(137,874)
Common Stocks	-	-	-	-	-	-	297,527	-	297,527	-
Bank Loans	-	265	53,747	1,675	81,594	(664)	-	-	136,617	-
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-

Total	$21,144,023	$(914,280)	$1,533,111	$33,542	$3,712,856	$(232,030)	$11,261,096	$-	$36,538,318	$1,415,397

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$22,126,717	Market Comparables	Market Quotes	$87.90 - $95.45 ($92.27)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$11,514,169	Market Comparables	Market Quotes	$48.97- $3,217.22 ($870.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$1,253,323	Market Comparables	Yields	38.01% (38.01%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$1,208,465	Market Comparables	Market Quotes	$20.09-$92.47 ($89.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$297,527	Market Comparables	Market Quotes	$3.43- $17.51 ($16.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$136,617	Market Comparables	Market Quotes	$99.52-$100.00 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

Total	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,692,227	Market Comparables	Market Quotes	$113.25 ($113.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Asset Backed Obligations	$-	$-	$-	$-	$-	$-	$5,007,529	$-	$5,007,529	-
Non-Agency Commercial Mortgage Backed Obligations	1,074,676	-	(101,935)	9,320	-	-	-	-	982,061	(101,935)

Total	$1,074,676	$-	$(101,935)	$9,320	$-	$-	$5,007,529	$-	$5,989,590	$(101,935)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Asset Backed Obligations	$5,007,529	Market Comparables	Market Quotes	$47.79-$4,437.87	($1,065.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$982,061	Market Comparables	Yields	16.15	% (16.15%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.